Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor

San Francisco, CA 94105

October 3, 2011

Via EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Re:       Wells Fargo Funds Trust (the “Trust”)

Post-Effective Amendment No. 213 to Registration Statement

No. 333-74295/811-09253

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), the Trust hereby certifies that for each fund listed in Exhibit A, the form of each Fund’s prospectuses that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectuses contained in the Trust’s most recent post-effective amendment (Post-Effective Amendment 213 to Registration Statement No. 333-74295/811-09253) (the “Amendment”). The text of the Amendment was filed electronically via EDGAR on September 26, 2011 (accession no. 0000907244-11-000741).

If you have any questions, please contact Maureen Towle at (617) 210-3682.

Sincerely,

  /s/ Maureen Towle
Maureen Towle
Senior Counsel

Exhibit A

Funds Trust

Wells Fargo Advantage C&B Large Cap Value Fund
Wells Fargo Advantage Diversified Equity Fund
Wells Fargo Advantage Diversified Small Cap Fund
Wells Fargo Advantage Emerging Growth Fund
Wells Fargo Advantage Equity Value Fund
Wells Fargo Advantage Index Fund
Wells Fargo Advantage International Value Fund
Wells Fargo Advantage Small Company Growth Fund
Wells Fargo Advantage Small Company Value Fund